Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Schedule of monitors the gross debt and net debt

	12.31.24			12.31.23
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(844,601)	(11,555,811)	(12,400,412)	(11,093,385)
Local currency loans and borrowings	(385,672)	(7,954,464)	(8,340,136)	(9,002,163)
Derivative financial instruments, net	(319,943)	15,364	(304,579)	502,293
Gross debt	(1,550,216)	(19,494,911)	(21,045,127)	(19,593,255)

Cash and cash equivalents	11,165,364	-	11,165,364	9,264,664
Marketable securities	894,080	323,811	1,217,891	767,873
Restricted cash	276,025	60,790	336,815	86,209
	12,335,469	384,601	12,720,070	10,118,746
Net debt	10,785,253	(19,110,310)	(8,325,057)	(9,474,509)

Schedule of financial position of derivative financial instruments

	Note	12.31.24	12.31.23
Assets
Designated as hedge accounting
Foreign exchange risk on operating income	23.2.1 ii)	35,484	103,558
Commodities price risk	23.2.2	20,727	5,510
Interest rate risk	23.2.3	251,795	529,830
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	6,597	154
		314,603	639,052

Current assets		63,033	109,222
Non-current assets		251,570	529,830

Liabilities
Designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	-	(52,149)
Foreign exchange risk on operating income	23.2.1 ii)	(360,557)	(7,600)
Commodities price risk	23.2.2	(22,102)	(14,363)
Interest rate risk	23.2.3	(236,523)	-
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	-	(62,647)
		(619,182)	(136,759)

Current liabilities		(382,976)	(76,940)
Non-current liabilities		(236,206)	(59,819)

Position of derivative financial instruments - net		(304,579)	502,293

Schedule of significant commitments and contractual obligations

	12.31.24
	Book value	Contractual cash flow	2025	2026	2027	2028	2029	2030 onwards
Non derivative financial liabilities
Loans and borrowings	20,740,548	32,496,796	2,246,762	4,639,324	3,520,568	2,044,261	1,608,760	18,437,121
Principal		21,529,249	984,119	3,440,204	2,480,054	1,168,583	800,997	12,655,292
Interest		10,967,547	1,262,643	1,199,120	1,040,514	875,678	807,763	5,781,829
Trade accounts payable	13,570,050	13,764,240	13,750,530	13,710	-	-	-	-
Lease liabilities	3,992,929	5,000,443	1,084,328	821,985	716,566	539,245	472,328	1,365,991
Derivative financial liabilities
Financial instruments designated hedge accounting for protection of:
Interest rate risk	236,523	(236,522)	-	-	-	-	-	(236,522)
Foreign exchange risk	360,557	360,557	360,557	-	-	-	-	-
Commodities price risk	22,102	22,102	22,102	-	-	-	-	-

Schedule of assets and liabilities

	12.31.24	12.31.23
Cash and cash equivalents	4,276,065	2,970,268
Trade accounts receivable	6,238,093	4,788,635
Trade accounts payable	(1,377,169)	(1,195,133)
Loans and borrowings	(9,726,343)	(8,715,484)
Other assets and liabilities, net	1,570,012	(30,310)
Exposure of assets and liabilities in foreign currencies	980,658	(2,182,024)
Derivative financial instruments (hedge)	(773,197)	2,033,346
Exposure in result, net	207,461	(148,678)

Schedule of net exposure

Net Exposure (1)	12.31.24	12.31.23
U.S. Dollars (USD)	(2,052,569)	(513,164)
Euros (EUR)	1,879,079	(25,050)
Yen (JPY)	(1,501)	(1,241)
Angolan kwanza (AOA)	36,366	97,368
Turkish Liras (TRY)	267,834	76,439
Argentinian Peso (ARS)	(2,125)	(3,146)
Chilean Pesos (CLP)	80,377	220,116
Total	207,461	(148,678)
(1)	The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

Schedule of derivative instruments not designated

12.31.24
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Parent company and consolidated
Non-deliverable forward	BRL	EUR	1st Qtr. 2025	EUR	(60,000)	6.5610	1,040
Non-deliverable forward	USD	CLP	1st Qtr. 2025	CLP	25,000	962.4800	4,425
Futures	BRL / USD	USD / BRL	1st Qtr. 2025	USD	(62,500)	6.1923	1,132

							6,597

Schedule of cash flow hedge to derivative instruments

12.31.24
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value (1)
Parent company and consolidated
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2025	USD	105,500	5.6807	(58,721)
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2025	USD	258,500	5.9204	(104,650)
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2025	USD	165,000	6.1309	(54,315)
Non-deliverable forward	USD Exports	BRL	USD	4th Qtr. 2025	USD	82,000	6.4083	(15,657)
Collar	USD Exports	BRL	USD	1st Qtr. 2025	USD	479,500	5.9991	(81,092)
Collar	USD Exports	BRL	USD	2nd Qtr. 2025	USD	90,500	6.2590	(5,787)
Collar	USD Exports	BRL	USD	3rd Qtr. 2025	USD	42,500	6.4616	(3,204)
Collar	USD Exports	BRL	USD	4th Qtr. 2025	USD	20,000	6.5806	(1,647)
						1,243,500		(325,073)
(1)	Corresponds to the unrealized portion of the hedge result recorded under Other Comprehensive Income.

Schedule of net investment hedge to non derivative instruments

12.31.24
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Exchange variation (1)
Parent company and consolidated
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2050	USD (2)	44,158	3.7649	(142,067)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait Food Management Company WLL	USD	3rd Qtr. 2050	USD (2)	88,552	3.7649	(215,832)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2050	USD (2)	53,446	3.7649	(142,392)
Bond - BRF SA BRFSBZ 4.35	BRF Foods GmbH	USD	3rd Qtr. 2050	USD (3)	170,721	5.1629	(197,505)
Bond - BRF SA BRFSBZ 4.35	Al-Wafi Al-Takamol International for Foods Products	USD	3rd Qtr. 2050	USD (3)	23,426	5.1629	(23,009)
					380,303		(720,805)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	Designated on August 1st, 2019.
(3)	Designated on November 9, 2022.

Schedule of cash flow hedges for the variable commodities price

12.31.24
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Parent company and consolidated
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2025	17,989	ton	336.79	948
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2025	17,989	ton	341.13	548
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	3rd Qtr. 2025	99,999	ton	171.76	403
Collar - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2025	20,003	ton	177.85	(26)
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2025	135,998	ton	176.94	1,174
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2025	16,200	ton	1,208.33	124
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2025	40,500	ton	1,213.33	193
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2025	6,001	ton	912.57	(516)
				354,679			2,848
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

Schedule of financial instruments commodities price

12.31.24
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Parent company and consolidated
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2025	38,298	ton	409.09	10,526
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2025	9,001	ton	185.42	409
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2025	76,216	ton	173.46	471
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2025	12,609	ton	1,252.06	(71)
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2025	189,486	ton	1,116.86	(947)
				325,610			10,388
(1)	Base price of each commodity in USD/ton, except Corn - B3 denominated in R$/ton.

Schedule of financial instruments derivatives and designated

12.31.24
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value
Parent company and consolidated
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2025	USD	15,823	5.5465	(10,851)
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2025	USD	9,426	6.0634	(3,760)
						25,249		(14,611)

Schedule of derivative financial instruments used to hedge the exposure to interest rates

12.31.24
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
Parent company and Consolidated
Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.57% p.a.	200,000	BRL	28,464	(5,341)
Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	100% of CDI	200,000	BRL	22,176	(4,141)
Interest rate swap	Debenture - 2nd issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.20% p.a.	400,000	BRL	53,395	(53,483)
Interest rate swap	Debenture - 2nd issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	595,000	BRL	48,624	(161,588)
Interest rate swap	Debenture - 3rd issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0.12% a.a.	1,000,000	BRL	65,394	(116,498)
Interest rate swap	Debenture - 1st issue - 1ª series - IPCA + 6.83% p.a.	3rd Qtr. 2032	IPCA + 6.83% p.a.	109.32% of CDI	990,000	BRL	33,741	(33,477)
Interest rate swap	Debenture - 5th issue IPCA + 7.23%	2nd Qtr. 2034	IPCA + 7.23% a.a.	CDI + 0.98% a.a.	1,635,000	BRL	(112,078)	(89,528)
Interest rate swap	Debenture - 5th issue PRÉ + 12.92%	2nd Qtr. 2031	PRÉ 12.92% a.a.	CDI + 0.89% a.a.	925,000	BRL	(124,444)	(112,960)
					5,945,000		15,272	(577,016)
(1)	Corresponds to the accumulated fair value of the fair value hedge adjustments on the hedged items, reduced by the carrying amount of the debentures.

Schedule of quantitative and qualitative information

	Scenario
	Remote	Possible	Probable	Possible	Remote
Exchange rate - Balance	- 30%	- 15%		+ 15%	+ 30%
USD	4.1563	5.0469	5.9375	6.8281	7.7188

Monetary assets and liabilities	598,540	336,722	74,904	(186,914)	(448,732)
Derivative instruments - not designated	76,352	42,953	9,555	(23,843)	(57,242)
Net effect	674,892	379,675	84,459	(210,757)	(505,974)

EUR	4.3200	5.2457	6.1715	7.0972	8.0229

Monetary assets and liabilities	(744,824)	(419,017)	(93,211)	232,596	558,403
Derivative instruments - not designated	126,977	71,434	15,890	(39,653)	(95,196)
Net effect	(617,847)	(347,583)	(77,321)	192,943	463,207

JPY	0.0265	0.0322	0.0378	0.0435	0.0492

Monetary assets and liabilities	494	278	62	(154)	(370)
Net effect	494	278	62	(154)	(370)

TRY	0.1175	0.1427	0.1679	0.1931	0.2183

Monetary assets and liabilities	(88,065)	(49,543)	(11,021)	27,501	66,023
Net effect	(88,065)	(49,543)	(11,021)	27,501	66,023

AOA	0.0046	0.0055	0.0065	0.0075	0.0085

Monetary assets and liabilities	(11,957)	(6,727)	(1,496)	3,734	8,965
Net effect	(11,957)	(6,727)	(1,496)	3,734	8,965

ARS	0.0040	0.0049	0.0058	0.0066	0.0075

Monetary assets and liabilities	698	393	87	(219)	(525)
Net effect	698	393	87	(219)	(525)

CLP	0.0042	0.0051	0.0060	0.0069	0.0078

Monetary assets and liabilities	(77,355)	(43,534)	(9,713)	24,107	57,928
Derivative Instruments - Not designated	50,918	28,656	6,394	(15,868)	(38,130)
Net effect	(26,437)	(14,878)	(3,319)	8,239	19,798

	Scenario
	Remote	Possible	Probable	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%		+ 15%	+ 30%
USD	4.1563	5.0469	5.9375	6.8281	7.7188

Revenue in USD	(2,531,828)	(1,424,336)	(316,844)	790,648	1,898,141
NDF	1,244,027	699,855	155,683	(388,489)	(932,661)
Collar	62,472	62,472	45,231	(291,484)	(846,003)
Net effect	(1,225,329)	(662,009)	(115,930)	110,675	119,477

	Scenario
	Remote	Possible	Probable	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%		+ 15%	+ 30%
USD	4.1563	5.0469	5.9375	6.8281	7.7188

Cost of Sales	(51,409)	(28,921)	(6,434)	16,054	38,542
NDF	51,409	28,921	6,434	(16,054)	(38,542)
Net effect	-	-	-	-	-

	Scenario
	Remote	Possible	Probable	Possible	Remote
Operating results - Commodities	- 30%	- 15%		+ 15%	+ 30%
Soy Grain - CBOT	255	310	364	419	474

Cost of Sales	(4,187)	(2,093)	-	2,093	4,187
NDF	4,187	2,093	-	(2,093)	(4,187)
Net effect	-	-	-	-	-

Soybean meal - CBOT	248	301	354	407	461

Cost of sales	3,825	1,912	-	(1,912)	(3,825)
Collar	(2,545)	(632)	-	1,738	3,651
Net effect	1,280	1,280	-	(174)	(174)

Soybean oil - CBOT	629	764	898	1,033	1,168

Cost of sales	1,617	809	-	(809)	(1,617)
NDF	(1,617)	(809)	-	809	1,617
Net effect	-	-	-	-	-

Corn - CBOT	123	150	176	203	229

Cost of sales	9,036	4,518	-	(4,518)	(9,036)
Collar	(6,117)	(1,888)	-	2,964	7,192
NDF	(766)	(383)	-	383	766
Net effect	2,153	2,247	-	(1,171)	(1,078)

Corn - B3	822	998	1,174	1,351	1,527

Cost of sales	(51,225)	(25,613)	-	25,613	51,225
Collar	(14,600)	(4,316)	-	4,454	14,298
Future	70,609	35,305	-	(35,305)	(70,609)
Net effect	4,784	5,376	-	(5,238)	(5,086)

Schedule of financial instruments by category

	12.31.24
	Amortized cost	FVTOCI (3)	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,378,362	-	-	1,378,362
Cash equivalents	-	-	9,787,002	9,787,002
Marketable securities	289,880	874,510	53,501	1,217,891
Restricted cash	336,815	-	-	336,815
Trade accounts receivable	5,831,400	-	266,210	6,097,610
Notes receivables	40,337	-	-	40,337
Derivatives not designated	-	-	6,597	6,597
Derivatives designated as hedge accounting (1)	-	-	308,006	308,006

Liabilities
Trade accounts payable	(13,570,050)	-	-	(13,570,050)
Loans and borrowings (2)	(14,405,712)	-	(6,334,836)	(20,740,548)
Derivatives not designated	-	-	-	-
Derivatives designated as hedge accounting (1)	-	-	(619,182)	(619,182)
	(20,098,968)	874,510	3,467,298	(15,757,160)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
(3)	FVTOCI: Fair Value Through Other Comprehensive Income.

Schedule of classification of financial instruments accounted at fair value

	12.31.24			12.31.23
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
National treasury notes	859,029	-	859,029	-	-	-
Stocks	15,481	-	15,481	12,103	-	12,103
Fair value through profit and loss
Savings account and overnight	1,582	-	1,582	17,570	-	17,570
Term deposits	4,562,127	-	4,562,127	2,758,300	-	2,758,300
Bank deposit certificates	-	3,716,958	3,716,958	-	4,876,861	4,876,861
Financial treasury bills	35,031	-	35,031	412,107	-	412,107
Off-shore notes	-	1,501,608	1,501,608	-	-	-
Investment funds	23,177	-	23,177	21,186	-	21,186
Trade accounts receivable	-	266,210	266,210	-	337,898	337,898
Derivatives	-	314,603	314,603	-	639,052	639,052
Other titles	20	-	20	35,751	-	35,751
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(619,182)	(619,182)	-	(136,759)	(136,759)
Loans and borrowings	-	(6,334,836)	(6,334,836)	-	(5,021,342)	(5,021,342)
	5,496,447	(1,154,639)	4,341,808	3,257,017	695,710	3,952,727

Schedule of financial instruments of book value

			12.31.24		12.31.23
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 4 7/8	USD	2030	(3,706,212)	(3,351,896)	(2,896,104)	(2,506,390)
BRF SA BRFSBZ 5 3/4	USD	2050	(4,135,792)	(3,262,625)	(3,209,653)	(2,398,081)
Debenture - 1st issue	BRL	2026	(550,542)	(520,552)	(830,144)	(853,640)
Debenture - 2nd issue	BRL	1st serie 2027 and 2nd series 2030	(2,739,446)	(2,897,325)	(2,681,294)	(3,048,882)
Debenture - 3rd issue	BRL	2031	(1,109,135)	(1,109,135)	(1,214,044)	(1,214,044)
Debenture - 4rd issue	BRL	1st serie 2027 and 2nd series 2032	(1,062,066)	(1,139,664)	(1,908,952)	(2,032,361)
Debenture - 5rd issue	BRL	1st serie 2029, 2nd series 2031 and 3rd series 2034	(1,765,547)	(1,780,894)	-	-
Parent company			(15,068,740)	(14,062,091)	(12,740,191)	(12,053,398)

BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(1,759,349)	(1,712,346)	(1,453,805)	(1,360,530)
Consolidated			(16,828,089)	(15,774,437)	(14,193,996)	(13,413,928)